SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY
Cash flows provided from operating activities:
Net income (loss)	$ 12,140	75,636	(6,950)	62,810	75,636	(6,950)	62,810
Equity in earnings of subsidiaries					(94,669)	(11,608)	(67,352)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	2,520	15,700	15,818	5,720	15,700	15,818	5,720
Decrease (Increase) in due from subsidiaries					(1,477)	30,747	(32,156)
Increase (Decrease) in due to subsidiaries					(46)	46	8,146
Decrease (Increase) in prepaid expenses and other current assets	(1,085)	(6,759)	1,077	(9,253)	697	2,117	(2,091)
Increase (Decrease) in accrued liabilities					(1,368)	1,124	1,874
Net cash provided by operating activities	27,886	173,730	62,586	89,798	(5,527)	31,294	(23,049)
Cash flows from investing activities:
Investment in subsidiaries							(546,606)
Net cash used in investing activities	(43,746)	(272,540)	(348,133)	(116,792)			(546,606)
Cash flows from financing activities:
Dividend paid to Series A				(3,946)			(3,946)
Proceeds from early exercise of employee stock options	111	693	3,085	2,833	693	3,085	2,833
Proceeds from issuance of ordinary shares				589,672			589,672
Ordinary share issuance costs			(891)	(16,905)		(891)	(16,905)
Net cash provided by financing activities:	111	693	2,194	571,654	693	2,194	571,654
Effect of exchange rate change	(10)	(62)	(1,684)	(2,772)	388	(1,112)	(1,858)
Net increase (decrease) in cash and cash equivalents	(15,759)	(98,179)	(285,037)	541,888	(4,446)	32,376	141
Cash and cash equivalents, beginning of year	52,575	327,546	612,583	70,695	32,617	241	100
Cash and cash equivalents, end of year	$ 36,816	229,367	327,546	612,583	28,171	32,617	241